Goodwill And Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Research and development expense	$ 129	$ 124	$ 127
Panaya
Disclosure Of Intangible Assets [Line Items]
Goodwill pertaining to subsidiaries	$ 117	$ 117